Note 11 - Equity - Schedule of Deferred Stock Units (Details) - Deferred Stock Units (DSUS) [Member]	3 Months Ended
Mar. 31, 2025 USD ($) $ / shares shares
Outstanding, shares (in shares)	0
Outstanding, aggregate intrinsic value | $
RSUs granted, shares (in shares)	66,668
Outstanding, shares (in shares)	66,668
Outstanding, aggregate intrinsic value | $	$ 262
Non-Vested RSUs, shares (in shares)
Non-Vested RSUs, weighted average grant-date fair value (in dollars per share) | $ / shares	$ 0
DSUs granted, shares (in shares)	66,668
RSUs granted, weighted average grant-date fair value (in dollars per share) | $ / shares	$ 3.12
DSUs vested, shares (in shares)	(33,332)
DSUs vested, weighted average grant-date fair (in dollars per share) | $ / shares	$ (3.12)
Non-Vested RSUs, shares (in shares)	33,336
Non-Vested RSUs, weighted average grant-date fair value (in dollars per share) | $ / shares	$ 3.12